Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to Certain Equity Grants
Awards to newly hired employees are granted effective on the day the employee commences employment with Biohaven, and annual equity awards are typically granted in the first quarter in connection with regularly scheduled compensation committee meetings, in accordance with the Company's compensation cycle. Employee start dates are determined independent of the release of material nonpublic information, and based on availability and necessity.

The exercise price for an award of options will be equal to but not less than the closing market price of our common stock on the grant date. The compensation committee neither grants equity awards in anticipation of the release of material nonpublic information, nor is the timing of filings of material nonpublic information based on equity award grant dates.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The compensation committee neither grants equity awards in anticipation of the release of material nonpublic information, nor is the timing of filings of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false